Related Parties (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Officers And Directors [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 0.6	$ 0.5
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	$ 4.1	$ 3.5	$ 3.6